Loans at amortized cost, etc. - Changes in deferred loan origination costs and fees (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in deferred loan origination costs [Abstract]
Beginning balance	₩ 645,569	₩ 505,986
Loan origination	306,840	344,963
Amortization, etc.	(224,660)	(205,380)
Ending balance	₩ 727,749	₩ 645,569